INVENTORIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
INVENTORIES
12. INVENTORIES

As at	December 31, 2020	December 31, 2019
Gold doré	$4,984	$791
Gold in circuit	27,696	10,941
Ore stockpiles	34,955	7,888
Supplies and consumables	81,568	28,066
	$149,203	$47,686

The cost of gold doré, gold in circuit, ore stockpiles (“metal inventory”), and supplies and consumables recognized as an expense and included in operating costs in the years ended December 31, 2020 and 2019 are $571,885 and $280,745, respectively. During the year ended December 31, 2020, there were write downs of inventory to net realizable value of $3,416 (year ended December 31, 2019 - $4,527). There were no reversals of write downs of inventory to net realizable value during the years ended December 31, 2020 and 2019.